RESTATEMENT AND RECLASSIFICATIONS - Cumulative Effect of Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (903,859)	$ (141,835)	¥ (425,232)	¥ (217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)		(1,139,108)	(23,341)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders			(14,729)
Numerator for basic and diluted net loss per ordinary share calculation	¥ (5,782,511)	$ (907,402)	¥ (1,579,069)	¥ (240,480)
Denominator:
Weighted average number of pre-offering ordinary shares, basic | shares	294,793,258	294,793,258	85,103,964	89,567,463
Weighted average number of pre-offering ordinary shares, diluted | shares	294,793,258	294,793,258	85,103,964	89,567,463
Denominator for basic and diluted net loss per ordinary share calculation	¥ 294,793,258		¥ 85,103,964	¥ 89,567,463
Net loss per share attributable to ordinary shareholders, basic | (per share)	¥ (19.62)	$ (3.08)	¥ (18.55)	¥ (2.68)
Net loss per share attributable to ordinary shareholders, diluted | (per share)	¥ (19.62)	$ (3.08)	¥ (18.55)	¥ (2.68)
As Previously Reported
Numerator:
Net loss			¥ (492,181)	¥ (174,803)
Accretion and modifications of Redeemable Convertible Preferred Shares			(3,327,580)	(141,032)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders			(12,070)
Numerator for basic and diluted net loss per ordinary share calculation			¥ (3,831,831)	¥ (315,835)
Denominator:
Weighted average number of pre-offering ordinary shares, basic | shares			85,103,964	89,567,463
Weighted average number of pre-offering ordinary shares, diluted | shares			85,103,964	89,567,463
Denominator for basic and diluted net loss per ordinary share calculation			¥ 85,103,964	¥ 89,567,463
Net loss per share attributable to ordinary shareholders, basic | ¥ / shares			¥ (45.12)	¥ (3.62)
Net loss per share attributable to ordinary shareholders, diluted | ¥ / shares			¥ (45.12)	¥ (3.62)
Restatement Adjustments
Numerator:
Net loss			¥ 66,949	¥ (42,336)
Accretion and modifications of Redeemable Convertible Preferred Shares			2,188,472	117,691
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders			(2,659)
Numerator for basic and diluted net loss per ordinary share calculation			¥ 2,252,762	¥ 75,355
Denominator:
Net loss per share attributable to ordinary shareholders, basic | ¥ / shares			¥ 26.57	¥ 0.94
Net loss per share attributable to ordinary shareholders, diluted | ¥ / shares			¥ 26.57	¥ 0.94